UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21894

 NAME OF REGISTRANT:                     Cohen & Steers Asia Pacific
                                         Realty Shares, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Francis C. Poli
                                         280 Park Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Cohen & Steers Asia Pacific Realty Shares
--------------------------------------------------------------------------------------------------------------------------
 AEON MALL CO.,LTD.                                                                          Agenda Number:  701930263
--------------------------------------------------------------------------------------------------------------------------
        Security:  J10005106
    Meeting Type:  AGM
    Meeting Date:  13-May-2009
          Ticker:
            ISIN:  JP3131430005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulaions

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

2.9    Appoint a Director                                        Mgmt          For                            For

2.10   Appoint a Director                                        Mgmt          For                            For

2.11   Appoint a Director                                        Mgmt          For                            For

2.12   Appoint a Director                                        Mgmt          For                            For

2.13   Appoint a Director                                        Mgmt          For                            For

3      Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 AGILE PPTY HLDGS LTD                                                                        Agenda Number:  701928915
--------------------------------------------------------------------------------------------------------------------------
        Security:  G01198103
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  KYG011981035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       NUMBERS "1 TO 6". THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       of the Company and its subsidiaries for the
       YE 31 DEC 2008 together with the Directors'
       report and the Auditor's report thereon

2.i    Re-elect Mr. Chen Zhou Lin as a Director                  Mgmt          For                            For

2.ii   Re-elect Ms. Luk Sin Fong, Fion as a Director             Mgmt          For                            For

2.iii  Re-elect Dr. Cheng Hon Kwan as a Director                 Mgmt          For                            For

2.iv   Authorize the Remuneration Committee to fix               Mgmt          For                            For
       the remuneration of the Executive Directors

3.     Approve the remuneration of HKD 288,750 to be             Mgmt          For                            For
       paid to each of the Independent Non-Executive
       Directors of the Company for the YE 31 DEC
       2009, provided that such remuneration will
       be paid in proportion to the period of service
       in the case of a Director who has not served
       a complete year

4.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

6.A    Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other stock
       exchange as amended from time to time, not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this Resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws to be held]

6.B    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make and grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or are
       convertible into shares of the Company], during
       and after the end of relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to: a) a rights issue; or b) an issue
       of shares upon the exercise of subscription
       rights under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to the grantees as specified in such
       scheme or similar arrangement of shares or
       rights to acquire shares of the Company; or
       c) any issue of shares pursuant to the exercise
       of rights of subscription or conversion under
       the terms of any existing warrants, bonds,
       debentures, notes and other securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       or d) an issue of shares pursuant to any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of the dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; and [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Laws to be held]

6.C    Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       6.A and 6.B, to extend the aggregate nominal
       amount of share capital that may be allotted
       or agreed conditionally or unconditionally
       to the Directors of the Company, pursuant to
       Resolution 6.B by addition thereto of an amount
       representing the aggregate nominal amount of
       shares of the Company repurchased or otherwise
       acquire by the Company pursuant Resolution
       6.A, not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the passing of this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS INDIA TRUST                                                                        Agenda Number:  701989317
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0259C104
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  SG1V35936920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Authorize the Trustee-Manager [as specified               Mgmt          For                            For
       below] to supplement the Trust Deed constituting
       a-iTrust [as amended and restated] [the "Trust
       Deed"] with the Investment Mandate Trust Deed
       Supplement [as specified]; and authorize the
       Trustee-Manager and/or any Director of the
       Trustee-Manager ["Director"] to complete and
       do all such acts and things [including executing
       all such documents as may be required] as the
       Trustee-Manager and/or such Director may consider
       expedient or necessary or in the interests
       of a-iTrust to give effect to the Investment
       Mandate Trust Deed Supplement

2.     Authorize: the Trustee-Manager, Ascendas Property         Mgmt          For                            For
       Fund Trustee Pte. Ltd., on behalf of a-iTrust
       [the "Trustee-Manager"], pursuant to Section
       36 of the Business Trusts Act, Chapter 31A
       of Singapore [the "Business Trusts Act"] and
       Clause 6.1 of the Trust Deed, to allot and
       issue from time to time such number of units
       in a-iTrust ["Units"] as may be required to
       be allotted and issued pursuant to any Distribution
       Reinvestment Scheme [as specified] if and when
       adopted by the Trustee-Manager at a later date
       in the future if it deems appropriate in the
       circumstances, and whenever the Trustee-Manager
       has resolved that a Distribution [as specified]
       be paid or declared and that Unitholders entitled
       to such Distribution may elect to receive an
       allotment of new Units credited as fully paid
       in lieu of an amount of the Distribution entitlement;
       the Trustee-Manager and/or any Director to
       complete and do all such acts and things [including
       executing all such documents as may be required]
       as the Trustee-Manager and/or such Director
       may consider expedient or necessary or in the
       interests of a-iTrust to give effect to the
       Distribution Reinvestment Scheme Unit Issue
       Mandate; in exercising the authority conferred
       by this resolution, the Trustee-Manager and/or
       any Director shall comply with the provisions
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited [the "SGX-ST"] for
       the time being in force [unless such compliance
       has been waived by the SGX-ST], the Business
       Trusts Act and the Trust Deed; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Unitholders or the date by which the
       next AGM of the Unitholders as required by
       Law to be held, whichever is the earlier]




--------------------------------------------------------------------------------------------------------------------------
 ASCENDAS INDIA TRUST                                                                        Agenda Number:  701987541
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0259C104
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  SG1V35936920
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the report of the Trustee-Manager,      Mgmt          For                            For
       the statement by the Trustee-Manager and the
       audited financial statements of a-I Trust for
       the YE 31 DEC 2009 together with the Auditors'
       report thereon

2.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       an Independent Auditor of a-I Trust and to
       hold office until the conclusion of the next
       AGM and authorize the Directors of the Trustee-Manager
       to fix their remuneration

3.     Authorize the Trustee-Manager, pursuant to Section        Mgmt          For                            For
       36 of the business Trusts Act, Chapter 31A
       of Singapore [the Business Trusts Acts] and
       Clause 6.1 of the trust deed constituting a-I
       Trust [as amended and restated] [the 'Trust
       Deed'], Ascendas Property Fund Trustee Pte.
       Ltd. on behalf of a-iTrust [the Trustee-Manager],
       to: a) i) approve, issue units in a a-i Trust
       [Units] whether by way of rights, bonus or
       otherwise; a) ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require Units to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments] warrants,
       debentures or other instruments convertible
       into Units, at any time and upon such terms
       as specified and for such purposes and to such
       persons as the Trustee-Manager may in its absolute
       discretion deem fit; b) approve, issue Units
       in pursuance of any instrument made or granted
       by the Trustee-Manager while this Resolution
       was in force [notwithstanding that the authority
       conferred by this resolution may have ceased
       to be in force, as specified: the aggregate
       number of units to be issued pursuant to this
       resolution [including units to be issued in
       pursuance of instruments made or granted pursuant
       to this resolution]; a) by way of renounceable
       rights issues on a pro rata basis to Unitholders
       [Renounceable Rights Issues] shall not exceed
       100% of the total number of issued units [as
       calculated in accordance with sub-paragraph
       [3] below]; b) by way of unit issues other
       than Renounceable Rights Issues [Other Unit
       Issues] shall not exceed 50% of the total number
       of issued units [as calculated in accordance
       with sub-paragraph [3] below], of which the
       aggregate number of Units to be issued other
       than on a pro rata basis to Unitholders does
       not exceed 20% of the total number of issued
       units [as calculated in accordance with sub-paragraph
       [3] below]; the units to be issued under the
       Renounceable Rights Issues and other unit issues
       shall not, in aggregate, exceed 100% of the
       total number of issued units [as calculated
       in accordance with sub-paragraph 3) subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited [the SGX-ST] for the purpose of determining
       the aggregate number of units that may be issued
       under sub-paragraph [1] above, the total number
       of issued units shall be based on the number
       of issued units at the time this resolution
       is passed, after adjusting for; a) any new
       units arising from the conversion or exercise
       of any convertible securities which are outstanding
       at the time this resolution is passed; b) any
       subsequent bonus issue, consolidation or subdivision
       of units; in exercising the authority conferred
       by this resolution; the Trustee-Manager shall
       comply with the provisions of the listing manual
       of the SGX-ST for the time being in force [unless
       such compliance has been waived by the SGX-ST],
       the Trust Deed and the Business Trusts Act
       for the time being in force [unless otherwise
       exempted or waived by the MAS]; [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Unitholders; the date by
       which the next AGM of the Unitholders is required
       by law to be held]

4.     Authorize the Trustee-Manager, contingent on              Mgmt          Against                        Against
       the passing of Resolution 3 above, to fix the
       issue price for units that may be issued by
       way of placement pursuant to the 20% sub-limit
       for Other Unit Issues on a non pro rata basis
       referred to in Resolution 3 above, at a discount
       exceeding 10% but not more than 20% of the
       price as determine in accordance with the listing
       manual of the SGX-ST




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859766
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors report and audited        Mgmt          For                            For
       financial statements for the YE 31 DEC 2008
       and the Auditors report thereon

2.     Declare a first and final 1-tier dividend of              Mgmt          For                            For
       SGD 0.055 per share and a special 1-tier dividend
       of SGD 0.015 per share for the year ended 31
       DEC 2008

3.     Approve the Directors fees of SGD 1,137,555               Mgmt          For                            For
       for the YE 31 DEC 2008, [2007: SGD 1,323,900]

4.1    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore,to hold office
       from the date of this AGM until the next AGM

4.2    Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

4.3    Re-appoint Mr. Richard Edward Hale as a Director,         Mgmt          For                            For
       who retires under Section 153[6] of the Companies
       Act, Chapter 50 of Singapore, to hold office
       from the date of this AGM until the next AGM

5.1    Re-elect Mr. James Koh Cher Siang as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.2    Re-elect Mrs. Arfat Pannir Selvam as a Director,          Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.3    Re-elect Prof. Kenneth Stuart Courtis as a Director,      Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-appoint Messrs KPMG LLP as Auditors of the             Mgmt          For                            For
       Company and authorise the Directors to fix
       their remuneration.

7.     Transact other business                                   Non-Voting    No vote

8.A    Authorize the Directors of the Company pursuant           Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: issue shares in the capital
       of the Company [shares] whether by way of rights,
       bonus or otherwise; and/or make or grant offers,
       agreements or options [collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of as well as adjustments to warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit, and [notwithstanding
       the authority conferred by this Resolution
       may have ceased to be in force] issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this Resolution was
       in force, provided that: the aggregate number
       of shares to be issued pursuant to this Resolution
       [including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this Resolution] does not exceed 50% of the
       total number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with this Resolution], of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company [including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this Resolution] does not exceed
       10% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       [as calculated in accordance with this Resolution];
       [subject to such manner of calculation as may
       be prescribed by the Singapore Exchange Securities
       Trading Limited [SGX-ST] for the purpose of
       determining the aggregate number of shares
       that may be issued under this Resolution, the
       total number of issued shares [excluding treasury
       shares] shall be based on the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company at the time this
       Resolution is passed, after adjusting for:
       new shares arising from the conversion or exercise
       of any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this Resolution is
       passed; and any subsequent bonus issue, consolidation
       or subdivision of shares; in exercising the
       authority conferred by this Resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force [unless such compliance has
       been waived by the SGX-ST] and the Articles
       of Association for the time being of the Company;
       [Authority expires the earlier or at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held];

8.B    Authorize the Directors to grant awards in accordance     Mgmt          Against                        Against
       with the provisions of the CapitaLand Performance
       Share Plan [Performance Share Plan] and/or
       the CapitaLand Restricted Stock Plan [Restricted
       Stock Plan]; and to allot and issue from time
       to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the CapitaLand
       Share Option Plan and/or such number of fully
       paid shares in the Company as may be required
       to be issued pursuant to the vesting of awards
       under the Performance Share Plan and/or the
       Restricted Stock Plan, provided that: the aggregate
       number of shares to be issued pursuant to options
       granted under the CapitaLand Share Option Plan
       and the vesting of awards granted or to be
       granted under the Performance Share Plan and
       the Restricted Stock Plan shall not exceed
       15% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       from time to time; and the aggregate number
       of new shares under awards which may be granted
       pursuant to the Performance Share Plan and
       the Restricted Stock Plan; [Authority expires
       during the period commencing from the date
       of this AGM and ending on the date of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held], shall not exceed 2% of the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company from
       time to time




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701859778
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2009
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company and approve        Mgmt          For                            For
       the [the Share Purchase Mandate], for the purposes
       of Sections 76C and 76E of the Companies Act,
       Chapter 50 [the Companies Act], to purchase
       or otherwise acquire ordinary shares in the
       capital of the Company [Shares] not exceeding
       in aggregate the Maximum Limit [as hereafter
       defined), at such price or prices as may be
       determined by the Directors from time to time
       up to the Maximum Price [as hereafter defined],
       whether by way of: [i] market purchase[s] on
       the Singapore Exchange Securities Trading Limited
       [SGX-ST] and/or any other stock exchange on
       which the Shares may for the time being be
       listed and quoted [Other Exchange]; and/or[ii]
       off-market purchase[s] [if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange] in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors as they consider fit, which
       scheme[s] shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGX-ST or, as the case may
       be, Other Exchange as may for the time being
       be applicable; [Authority expires the earlier
       of the date on which the next Annual General
       Meeting of the Company is held; or the date
       by which the next Annual General Meeting of
       the Company is required by law to be held and
       authorize the Directors of the Company and/or
       any of them to complete and do all such acts
       and things [including executing such documents
       as may be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CAPITAMALL TRUST                                                                            Agenda Number:  701810675
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1100L160
    Meeting Type:  EGM
    Meeting Date:  02-Mar-2009
          Ticker:
            ISIN:  SG1M51904654
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

E.1    Approve, subject to and contingent upon the               Mgmt          For                            For
       passing of Resolution 2,  for the issue of
       new units in CMT [Rights Units] under the underwritten
       and renounceable rights issue [the Rights Issue]
       pursuant to the rights ratio of 9 Rights Units
       for every 10 existing units in CMT [Units,
       and the basis of the rights issue, the Rights
       Ratio] [the Rights Issue Books Closure Date]
       in the manner described in the circular to
       unitholders of CMT [Unitholders] dated 09 FEB
       2009 [the Circular] issued by CapitaMall Trust
       Management Limited, as manager of CMT [the
       Manager]; the rights issue shall be carried
       out on the terms of and subject to the conditions
       as specified below and/or otherwise on such
       terms and conditions as the Manager may think
       fit a) that the provisional allotments of the
       rights units under the rights issue shall be
       made on an underwritten and renounceable basis
       to unitholders with units standing to the credit
       of their securities accounts with The Central
       Depository (Pte) Limited [CDP] and whose registered
       addresses with CDP are in Singapore as at the
       rights issue books closure date or who have,
       at least 3 market days prior to the rights
       issue books closure date, provided CDP with
       addresses in Singapore for the service of notices
       and documents, including entitled qualified
       institutional buyers QIBs]1 and such Unitholders
       who the Manager, on behalf of CMT, and DBS
       Bank Ltd and J.P. Morgan (S.E.A.) Limited [the
       Joint Lead Managers and Underwriters] agree,
       may be offered Rights Units without breaching
       applicable securities laws [Eligible Unitholders];
       b) no provisional allotments of Rights Units
       shall be made in favour of Unitholders other
       than Eligible Unitholders; c) the provisional
       allotments of rights units not taken up or
       allotted for any reason shall be used to satisfy
       applications for excess rights units [Excess
       Rights Units] [if any] as the Manager may,
       in its discretion, deem fit; and d) the rights
       issue shall be underwritten by the Joint Lead
       Managers and Underwriters, on the terms of
       the management and underwriting agreement dated
       09 FEB2009 entered into between the Manager
       and the Joint Lead Managers and Underwriters;
       the increase in the number of potential Units
       which will be issued upon the conversion of
       the CMT SGD 650,000,000 1.0% convertible bonds
       due 2013 [the Convertible Bonds] as a result
       of the adjustments to the conversion price
       of the Convertible Bonds arising from the rights
       issue; and the Manager, any director of the
       Manager and the Trustee severally authorized
       to complete and do all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of CMT to give effect to
       the rights issue and to allow the rights units
       to participate in any distributions which may
       accrue for the period from 01 JAN 2009, notwithstanding
       that the rights units are expected to be issued
       on 02 APR 2009

O.2    Approve, subject to the conditions in the letter          Mgmt          For                            For
       from the Securities Industry Council dated
       03 FEB 2009 being fulfilled, the unitholders,
       other than CapitaLand Limited [CapitaLand],
       parties acting in concert with it and parties
       which are not independent of CapitaLand, hereby
       [on a poll taken] waive their rights to receive
       a mandatory take-over offer from CapitaLand
       and parties acting in concert with it, which
       includes i) the wholly-owned subsidiaries of
       CapitaLand which holds either a direct or indirect
       interest in Units, being CapitaLand Financial
       Limited, CapitaLand RECM Pte. Ltd., the Manager,
       CapitaLand Retail Limited, Albert Complex Pte
       Ltd, Pyramex Investments Pte Ltd and Premier
       Healthcare Services International Pte Ltd and
       ii) any existing subsidiaries of CapitaLand
       and new subsidiaries set up by CapitaLand to
       hold Units which will be subscribing for rights
       units under the rights issue, for all the units
       not already owned by CapitaLand and parties
       acting in concert with it, in the event that
       they acquire a sufficient number of rights
       units through taking up provisional allotments
       of rights units issued and allotted to them
       and, if applicable, through applying for excess
       rights units pursuant to the rights issue and/or
       subscribing for rights units pursuant to the
       commitment agreement dated 09 FEB 2009 entered
       into between CapitaLand and the Joint Lead
       Managers and underwriters, which would otherwise
       result in a mandatory offer obligation pursuant
       to Rule 14 of the Singapore Code on Take overs
       and Mergers




--------------------------------------------------------------------------------------------------------------------------
 CFS RETAIL PROPERTY TRUST                                                                   Agenda Number:  701842191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q22625208
    Meeting Type:  OGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  AU000000CFX0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX listing rules            Mgmt          No vote
       7.1 and 7.4, the issue of 162,500,000 ordinary
       units in CFX to institutional investors as
       specified

S.2    Amend, the constitution of CFS Retail property            Mgmt          No vote
       trust by adding a new Clause 15.5, as terms
       specified




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG HLDGS LTD                                                                       Agenda Number:  701902175
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  21-May-2009
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Kam Hing Lam as a Director                      Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Fok Kin-ning, Canning as a Director             Mgmt          For                            For

3.4    Elect Mr. Frank John Sixt as a Director                   Mgmt          For                            For

3.5    Elect Mr. George Colin Magnus as a Director               Mgmt          For                            For

3.6    Elect Mr. Kwok Tun-li, Stanley as a Director              Mgmt          For                            For

3.7    Elect Ms. Hung Siu-lin, Katherine as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this Resolution,
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held]

5.3    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2,
       provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT EUROCLEAR DOES NOT OFFER ANY             Non-Voting    No vote
       VOTING SERVICES ON THIS ISSUE. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919740
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the CSCECL Group Engagement Agreement             Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; the CSCECL
       Construction Engagement Cap  for the period
       between 01 JUN 2009 and 31 MAY 2012; and authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the CSCECL
       Group Engagement Agreement and the transactions
       contemplated thereunder including the affixing
       of Common Seal thereon

2.     Approve the CSC Group Engagement Agreement and            Mgmt          For                            For
       the transactions contemplated thereunder and
       the implementation thereof; the CSC Construction
       Engagement Cap  for the period between 01 JUL
       2009 and 30 JUN 2012; and authorize any one
       Director of the Company and on behalf of the
       Company to execute all such other documents,
       instruments and agreements and to do all such
       acts or things deemed by him to be incidental
       to, ancillary to or in connection with the
       matters contemplated in the CSC Group Engagement
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LD & INVT LTD                                                                Agenda Number:  701919752
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.a    Re-elect Mr. Chen Bin as a Director                       Mgmt          Against                        Against

2.b    Re-elect Mr. Zhu Yijian as a Director                     Mgmt          For                            For

2.c    Re-elect Mr. Luo Liang as a Director                      Mgmt          Against                        Against

2.d    Re-elect Dr. Li Kwok Po, David as a Director              Mgmt          For                            For

2.e    Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare of a final dividend for the YE 31 DEC             Mgmt          For                            For
       2008 of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this Resolution, to purchase shares in the
       capital of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange recognized for this purpose by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange under the Hong Kong
       Code on Share Repurchases, not exceeding 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of passing this Resolution; [Authority expires
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       and/or the Companies Ordinance [Chapter 32
       of the Laws of Hong Kong] to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this Resolution, pursuant to Section 57B
       of the Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements,
       options and rights of exchange during the relevant
       period, not exceeding the aggregate of a) 20%
       of the share capital of the Company; and b)
       the nominal amount of share capital repurchased
       [up to 10% of the aggregate nominal amount
       of the share capital], otherwise than pursuant
       to i) a rights issue; or ii) the exercise of
       subscription or conversion rights under the
       terms of any bonds or securities which are
       convertible into shares of the Company; or
       iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 6 and 7, to extend the general
       mandate granted to the Directors of the Company
       pursuant to the Resolution 7, by an amount
       representing the aggregate nominal amount of
       share capital of the Company purchased by the
       Company under the authority granted pursuant
       to the Resolution 6, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701928890
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the Independent Auditor's
       report for the YE 31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wang Yin as a Director                       Mgmt          For                            For

3.2    Re-elect Mr. Yan Biao as a Director                       Mgmt          Against                        Against

3.3    Re-elect Mr. Ding Jiemin as a Director                    Mgmt          For                            For

3.4    Re-elect Mr. Ho Hin Ngai as a Director                    Mgmt          For                            For

3.5    Re-elect Mr. Yan Y Andrew as a Director                   Mgmt          Against                        Against

3.6    Re-elect Mr. Wan Kam To, Peter as a Director              Mgmt          For                            For

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, generally and unconditionally;
       the aggregate nominal amount of shares of the
       Company which the Directors of the Company
       are authorized to repurchase pursuant to this
       resolution shall not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution, to allot, issue and deal
       with additional shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such power be and generally
       and unconditionally to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] which would or might require the exercise
       of such power after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors of the Company pursuant to this resolution,
       otherwise than i) a rights issue [as specified];
       ii) an issue of shares under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company; iii) an issue
       of shares upon the exercise of the subscription
       or conversion rights under the terms of any
       warrants or any securities of the Company which
       are convertible into shares of the Company;
       or iv) an issue of shares as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the passing of the Resolution 5 and 6 as
       specified in this meeting, to allot, issue
       and deal with additional shares pursuant to
       Resolution 6 as specified in this meeting be
       and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 5 as specified
       in this meeting, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 COMMONWEALTH PROPERTY OFFICE FUND                                                           Agenda Number:  701859437
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q27075102
    Meeting Type:  EGM
    Meeting Date:  07-Apr-2009
          Ticker:
            ISIN:  AU000000CPA7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX Listing Rules            Mgmt          No vote
       7.1 and 7.4, the issue of 240,545,859 ordinary
       units in CPA to Institutional Investors as
       specified

S.2    Amend the Constitution of Commonwealth Property           Mgmt          No vote
       Office Fund by adding a new Clause 6.4, the
       terms of which are as specified




--------------------------------------------------------------------------------------------------------------------------
 COUNTRY GARDEN HOLDINGS CO LTD, GUANGDONG                                                   Agenda Number:  701937647
--------------------------------------------------------------------------------------------------------------------------
        Security:  G24524103
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  KYG245241032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO             Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU."

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the report of the Directors and the Independent
       Auditor's report of the Company for the YE
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. CUI Jianbo as a Director                     Mgmt          Against                        Against

3.b    Re-elect Ms. YANG Huiyan as a Director                    Mgmt          For                            For

3.c    Re-elect Mr. OU Xueming as a Director                     Mgmt          For                            For

3.d    Re-elect Mr. TONG Wui Tung, Ronald as a Director          Mgmt          For                            For

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' Fee

4.     Re-appoint Auditors of the Company and authorize          Mgmt          For                            For
       the Board of Directors of the Company to fix
       their remunerations

5.     Authorize the Directors, subject to paragraph             Mgmt          Against                        Against
       (c) below, and pursuant to the Rules Governing
       the Listing of Securities on the Stock Exchange
       of Hong Kong Limited [the Listing Rules], to
       allot, issue and deal with any unissued shares
       in the capital of the Company and to make or
       grant offers, agreements and options [including
       but not limited to warrants, bonds and debentures
       convertible into shares of the Company] during
       and after the relevant period; (a) above, otherwise
       than pursuant to i) a Right Issue [as hereinafter
       defined; or ii) an issue of shares upon the
       exercise of options which may be granted under
       any share option scheme or under any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries or any other person of
       shares or rights to acquire shares of the Company;
       or iii) any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       or iv) a specific authority granted by the
       shareholders of the Company in general meeting
       shall not exceed 20% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution
       and the said approval shall be limited accordingly
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws of the Cayman Islands to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, to repurchase shares
       of the Company during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other Stock
       Exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable Laws
       and/or the requirements of the Listing Rules
       or of any other Stock Exchange as amended from
       time to time; the aggregate nominal value of
       the shares of the shares of the Company, and
       authorize the Company to repurchase pursuant
       to the approval in paragraph (a) above during
       the relevant period [as hereinafter defined]
       shall not exceed 10% of the total nominal value
       of the share capital of the Company in issue
       at the date of the passing of this resolution,
       and the authority granted pursuant to paragraph
       (a) above shall be limited accordingly; and
       for the purposes of this resolution, [Authority
       expires the earlier conclusion of the next
       AGM of the Company or the expiration of the
       period with which the next AGM of the Company
       is required by the Articles of Association
       of the Company or any applicable Laws of the
       Cayman Islands to be held]

7.     Approve, conditional upon the ordinary resolutions        Mgmt          Against                        Against
       set out in paragraphs 5 and 6 of the notice
       convening this meeting being passed, the general
       mandate granted to the Directors to allot,
       issue and deal in any unissued shares pursuant
       to the ordinary resolution set out in paragraph
       5 of the notice convening this meeting, to
       by the addition to the aggregate nominal value
       of the share capital of the Company ; authorize
       the Directors, to allot , pursuant to such
       general mandate of an amount representing the
       aggregate nominal value of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to the ordinary
       resolution set out in paragraph 6 of the notice
       convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       total nominal value of the share capital of
       the Company in issue at the date of the passing
       of this resolution




--------------------------------------------------------------------------------------------------------------------------
 DAIBIRU CORPORATION                                                                         Agenda Number:  701996590
--------------------------------------------------------------------------------------------------------------------------
        Security:  J08463101
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2009
          Ticker:
            ISIN:  JP3497200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations, Allow Use of
       Electronic    Systems for Public Notifications

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          Against                        Against

4      Appoint a Corporate Auditor                               Mgmt          Against                        Against

5      Approve Payment of Bonuses to Directors                   Mgmt          For                            For

6      Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Directors and Corporate         Auditors




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  701720232
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  AGM
    Meeting Date:  29-Oct-2008
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To present the Directors' report, financial               Non-Voting    No vote
       statements and independent auditor's report
       for the FYE 30 JUN 2008

1.     Elect Ms. Elizabeth Alexander AM as a Director            Mgmt          For                            For
       of Dexus Funds Managing Limited

2.     Elect Mr. Barry Brownjohn as a Director of Dexus          Mgmt          For                            For
       Funds Managing Limited

3.     Elect Mr. Charles B. Leitner as a Director of             Mgmt          For                            For
       Dexus Funds Managing Limited

4.     Elect Mr. Brian Scullin as a Director of Dexus            Mgmt          For                            For
       Funds Managing Limited

5.     Approve to increase in remuneration pool for              Mgmt          For                            For
       the Non-Executive Directors of Dexus Funds
       Management Limited and its holding Company
       Dexus Holding Private Limited as specified

6.     Adopt the remuneration report for the FYE 30              Mgmt          For                            For
       JUN 2008




--------------------------------------------------------------------------------------------------------------------------
 DEXUS PROPERTY GROUP                                                                        Agenda Number:  701796875
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q3190P100
    Meeting Type:  OGM
    Meeting Date:  06-Feb-2009
          Ticker:
            ISIN:  AU000000DXS1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.1 and 7.4, the issue of 391,705,664 stapled
       securities, each comprising a unit in each
       of Dexus Diversified Trust, Dexus Industrial
       Trust, Dexus Office Trust and Dexus Operations
       Trust, [Stapled Security] to creation institutional
       and sophisticated investors at AUD 0.77 per
       Stapled Security issued on 09 DEC 2008 as specified

S.2    Authorize, for the purposes of ASX Listing Rule           Mgmt          For                            For
       7.1, ASIC class 05/26 and for all other purposes,
       the Dexus Property Group and the Directors
       of the Dexus Funds Management Limited, as responsible
       entity for the Dexus Diversified Trust, Dexus
       Industrial Trust, Dexus Office Trust and Dexus
       Operations Trust [Trusts], to issue stapled
       securities, each comprising a unit in each
       of the Trusts, [Stapled Securities] to an underwriter
       of persons procured by an underwriter within
       a period of 24 months from the date of this
       meeting in connection with any issue of Stapled
       Securities under the Dexus property Group distribution
       reinvestment plan

S.3    Amend the constitutions of each of Dexus Diversified      Mgmt          For                            For
       Trust, Dexus Industrial Trust, Dexus Office
       Trust and Dexus Operations Trust [Trusts] in
       accordance with the provisions of the supplemental
       deed polls as specified; and authorize the
       Dexus Funds Management Limited, as responsible
       entity for each of the Trusts, to execute a
       supplemental deed poll for each of the Trusts,
       in the same form as the supplemental deed poll
       annexed, and lodge them with ASIC to give effect
       to the amendments to the Constitutions of the
       Trusts




--------------------------------------------------------------------------------------------------------------------------
 GOODMAN GROUP, SYDNEY NSW                                                                   Agenda Number:  701732821
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4229W108
    Meeting Type:  AGM
    Meeting Date:  17-Nov-2008
          Ticker:
            ISIN:  AU000000GMG2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report of the Goodman Group            Non-Voting    No vote

       PLEASE NOTE THAT RESOLUTIONS 1 TO 5 ARE FOR               Non-Voting    No vote
       THE COMPANY. THANK YOU.

1.     Re-elect Mr. Patrick Goodman as a Director of             Mgmt          For                            For
       Goodman Group, who retires by rotation in accordance
       with the Constitution and the Listing Rules

2.     Re-elect Mr. John Harkness as a Director of               Mgmt          For                            For
       Goodman Group, who retires by rotation in accordance
       with the Constitution and the Listing Rules

3.     Re-elect Mr. James Hodgkinson as a Director               Mgmt          Against                        Against
       of Goodman Group, who retires by rotation in
       accordance with the Constitution and the Listing
       Rules

4.     Re-elect Ms. Anne Keating as a Director of Goodman        Mgmt          For                            For
       Group, who retires by rotation in accordance
       with the Constitution and the Listing Rules

5.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2008

S.6    Approve to change the name of Goodman International       Mgmt          For                            For
       Limited to Goodman Limited, to take effect
       when ASIC alters the details of registration
       in accordance with the Corporations Act

       PLEASE NOTE THAT THE RESOLUTIONS 7 AND 8 ARE              Non-Voting    No vote
       FOR THE COMPANY AND THE TRUST. THANK YOU.

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules for the issue of
       7,000,000 Options to Mr. Gregory Goodman at
       an exercise price of AUD 3.07 and on such terms
       as specified

S.8    Approve, for all purposes [including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26] the issue of Securities that are
       not subscribed for by Security holders under
       the DRP for the distribution periods from 01
       JAN 2009 to 31 DEC 2009 to the underwriter
       of the DRP, or persons procured by the underwriter




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701922406
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  25-May-2009
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       To receive the Director's report and financial            Non-Voting    No vote
       statements for the YE 31 DEC 2008 together
       with Auditor's report

1.     Re-elect Mr. Eric Goodwin as a Director of the            Mgmt          Against                        Against
       Company, who retires in accordance with Rule
       49 of the Company's Constitution

2.     Elect Mr. Lim Swe Guan as a Director of the               Mgmt          For                            For
       Company, who ceases to hold office in accordance
       with Rule 48(d) of the Company's Constitution

3.     Adopt the remuneration report for the YE 31               Mgmt          Against                        Against
       DEC 2008

       PLEASE NOTE THAT THIS RESOLUTION IS FOR COMPANY           Non-Voting    No vote
       AND TRUST. THANK YOU.

S.4    Amend: in case of the Constitution of the Company-deletingMgmt          For                            For
       Rules 79 and 80 in their entirety and replacing
       them with new Rules 79 and 80 in the form as
       specified; and in case of the Constitution
       of the Trust-inserting a new Rule 12A in the
       form as specified

       PLEASE NOTE THAT THIS RESOLUTION IS FOR COMPANY.          Non-Voting    No vote
       THANK YOU.

S.5    Amend the Constitution of the Company by inserting        Mgmt          For                            For
       a new Rule 46(e) in the form as specified

       PLEASE NOTE THAT THIS RESOLUTION IS FOR TRUST.            Non-Voting    No vote
       THANK YOU.

S.6    Amend the Constitution of the Trust by inserting          Mgmt          For                            For
       a new Rule 5.13 in the form as specified and
       approve the renumbering the Clauses in the
       Constitution to conform with the Clause numbering
       as specified [including any consequential amendments
       to cross references to the Clauses]

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE FOR            Non-Voting    No vote
       COMPANY AND TRUST. THANK YOU.

       PELASE NOTE THAT IN RESPECT OF RESOLUTION 7,              Non-Voting    No vote
       ANY VOTES CAST BY A DIRECTOR OF THE COMPANY
       OR THE RESPONSIBLE ENTITY OF THE TRUST [EXCEPT
       A DIRECTOR WHO IS INELIGIBLE TO PARTICIPATE
       IN ANY EMPLOYEE LOAN OR INCENTIVE SCHEME],
       AND ANY ASSOCIATE OF THAT DIRECTOR. THANK YOU.

7.     Approve and adopt the GPT Group Stapled Security          Mgmt          For                            For
       Rights Plan [the Plan], the terms and conditions
       as specified by the Company and the issue of
       rights to acquire securities under the Plan
       [and the issue of the underlying securities
       that are the subject of those rights], for
       all purposes including ASX Listing Rule 7.2,
       Exception 9(b)

       PLEASE NOTE THAT IN RESPECT OF THE RESOLUTIONS            Non-Voting    No vote
       8.1 AND 8.2, ANY VOTES CAST BY A PERSON WHO
       PARTICIPATED IN THE RELEVANT ISSUE AND ANY
       ASSOCIATE OF THAT PERSON. THANK YOU.

8.1    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, for the issue
       of 31,897,404 stapled securities, each comprising
       one share in GPT Management Holdings Limited
       and one unit in General Property Trust [Stapled
       Security], to Reco 175LS Aust Pte Limited,
       an affiliate of GIC Real Estate Pte Limited,
       at AUD 0.60 per Stapled Security on the terms
       as specified

8.2    Approve, for the purposes of ASX Listing Rule             Mgmt          For                            For
       7.4 and for all other purposes, for the issue
       by GPT RE Limited, as responsible entity of
       General Property Trust, of 2,500 exchangeable
       stapled securities to Reco 175LS Aust Pte Limited,
       an affiliate of GIC Real Estate Pte Limited,
       being perpetual, unsecured, subordinated securities
       which are exchangeable into Stapled Securities
       [Exchangeable Securities] at AUD 100,000 per
       Exchangeable Security on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701724088
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  03-Nov-2008
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare a final Dividend                                  Mgmt          For                            For

3.A    Re-elect Dr. Hon Kwan Cheng as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. Shang Shing Yin as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Nelson Wai Leung Yuen as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Dominic Chiu Fai Ho  as a Director           Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified], to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next meeting of the Company or the expiration
       of the period within which the next meeting
       of the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company to allot issue
       or options, warrants or similar rights to subscribe
       for any shares or such convertible securities
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and if the Directors are so authorized by a
       separate ordinary resolution of the shareholders
       of the Company set out as Resolution No. 5.C
       as specified, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this Resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to: i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any Option
       Scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company referred to in Resolution
       No. 5.B, in respect of the share capital of
       the Company referred to in such resolution

       Any other business                                        Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701894859
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditor's report for the
       YE 31 DEC 2008 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          Against                        Against

3.     Re-elect Mr. R.C. Kwok as a Director                      Mgmt          Against                        Against

4.     Re-elect Lord Powell of Bayswater as a Director           Mgmt          Against                        Against

5.     Re-elect Mr. Percy Weatherall as a Director               Mgmt          Against                        Against

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

7.     Authorize the Directors during the relevant               Mgmt          For                            For
       period, for the purposes of this resolution,
       relevant period being the period from the passing
       of this resolution until the earlier of the
       conclusion of the next AGM, or the expiration
       of the period within which such meeting is
       required by law to be held, or the revocation
       or variation of this resolution by an ordinary
       resolution of the shareholders of the Company
       in general meeting, of all powers of the Company
       to allot or issue shares and to make and grant
       offers, agreements and options which would
       or might require shares to be allotted, issued
       or disposed of during or after the end of the
       relevant period up to an aggregate nominal
       amount of USD 75.0 million, and the aggregate
       nominal amount of share capital allotted or
       agreed conditionally or unconditionally to
       be allotted wholly for cash, whether pursuant
       to an option or otherwise, by the Directors
       pursuant to the approval in this resolution,
       otherwise than pursuant to a rights issue,
       for the purposes of this resolution, rights
       issue being an offer of shares or other securities
       to holders of shares or other securities on
       the register on a fixed record date in proportion
       to their then holdings of such shares or other
       securities or otherwise in accordance with
       the rights attaching thereto, subject to such
       exclusions or other arrangements as the Directors
       may deem necessary or expedient in relation
       to fractional entitlements or legal or practical
       problems under the laws of, or the requirements
       of any recognized regulatory body or any stock
       exchange in, any territory, or upon conversion
       of the USD 400,000,000 2.75% guaranteed convertible
       bonds convertible into fully paid shares of
       the company, shall not exceed USD 11.2 million,
       and the said approval shall be limited accordingly

8.     Authorize the Directors of all powers of the              Mgmt          For                            For
       Company to purchase its own shares, subject
       to and in accordance with all applicable laws
       and regulations, during the relevant period,
       for the purposes of this resolution, relevant
       period being the period from the passing of
       this resolution until the earlier of the conclusion
       of the next AGM, or the expiration of the period
       within which such meeting is required by law
       to be held, or the revocation or variation
       of this resolution by an ordinary  resolution
       of the shareholders of the Company in general
       meeting, and the aggregate nominal amount of
       shares of the Company which the company may
       purchase pursuant to the approval in this resolution
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and where permitted by applicable laws and
       regulations and subject to the limitation in
       this resolution, extend to permit the purchase
       of  shares of the Company, i, by subsidiaries
       of the company and, ii, pursuant to the terms
       of put warrants or financial instruments having
       similar effect, put warrants, whereby the Company
       can be required to purchase its own shares,
       provided that where put warrants are issued
       or offered pursuant to a rights issue, as defined
       in resolution 7, the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the five dealing days falling one
       day prior to the date of any public announcement
       by the company of the proposed issue of put
       warrants




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  701875063
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  18-May-2009
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2008 together with the reports
       of the Directors and Auditor thereon

2.     Declare a final dividend [together with a scrip           Mgmt          For                            For
       alternative] for the YE 31 DEC 2008

3.i    Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          For                            For

3.ii   Re-elect Mr. Fa-Kuang Hu as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. Hans Michael Jebsen as a Director            Mgmt          For                            For

3.iv   Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          For                            For
       a Director

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to exercise all the powers of the Company to
       allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements, options, warrants or other securities
       which would or might require the exercise of
       such powers during and after the end of the
       relevant period; approve the aggregate nominal
       value of share capital allotted or agreed conditionally
       or unconditionally to be allotted [whether
       pursuant to a share option or otherwise] by
       the Directors, otherwise than pursuant to:
       i) rights issue, or ii) any share option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the eligible participants
       of shares or rights to acquire shares of the
       Company or iii) any scrip dividend or similar
       arrangement pursuant to the Articles of Association
       of the Company from time to time, shall not
       exceed 10% where the shares are to be allotted
       wholly for cash, and in any event 20%, of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution and the said mandate shall
       be limited accordingly; [Authority expires
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors to exercise during the            Mgmt          For                            For
       relevant period all the powers of the Company
       to purchase or otherwise acquire shares of
       HKD 5.00 each in the capital of the Company
       in accordance with all applicable Laws and
       the requirements of the Listing Rules, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution,
       and the said mandate shall be limited accordingly;
       [Authority expires earlier at the conclusion
       of the next AGM of the meeting or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

S.7    Amend the Article 77A of the Articles of Association      Mgmt          For                            For
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND                                                                         Agenda Number:  701729951
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  07-Nov-2008
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 507483 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED. THANK YOU.

1.     To receive a presentation on the results and              Non-Voting    No vote
       activities of the Fund for the FYE 30 JUN 2008,
       and an update of the activities post 30 JUN
       2008

2.     In accordance with the Corporations Act and               Non-Voting    No vote
       the Constitution of the Fund, the responsible
       entity has appointed Mr. Richard Colless, Chairman
       of ING Management Limited, to Act as Chairperson
       of the meeting




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701827276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  EGM
    Meeting Date:  02-Apr-2009
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the issue of 187,500,000               Mgmt          For                            For
       units to institutional investors at an issue
       price of AUD 0.80 per new unit on 23 DEC 2008




--------------------------------------------------------------------------------------------------------------------------
 JAPAN REAL ESTATE INVESTMENT CORP, TOKYO                                                    Agenda Number:  701810269
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27523109
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2009
          Ticker:
            ISIN:  JP3027680002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

2      Amend Articles to: Amend the Compensation to              Mgmt          For                            For
       be Received by Asset Management  Firm

3      Appoint an Executive Director                             Mgmt          For                            For

4      Appoint a Supplementary Executive Director                Mgmt          For                            For

5.1    Appoint a Supervisory Director                            Mgmt          Against                        Against

5.2    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 JAPAN RETAIL FUND INVESTMENT CORP, TOKYO                                                    Agenda Number:  701733291
--------------------------------------------------------------------------------------------------------------------------
        Security:  J27544105
    Meeting Type:  EGM
    Meeting Date:  25-Nov-2008
          Ticker:
            ISIN:  JP3039710003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the New Financial       Instruments and
       Exchange Law, and the other Related Laws and
       Regulations

2      Appoint an Executive Director                             Mgmt          For                            For

3.1    Appoint a Supervisory Director                            Mgmt          For                            For

3.2    Appoint a Supervisory Director                            Mgmt          Against                        Against

4      Appoint a Supplementary Executive Director                Mgmt          For                            For

5      Appoint a Supplementary Supervisory Director              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KENEDIX REALTY INVESTMENT CORP, TOKYO                                                       Agenda Number:  701784387
--------------------------------------------------------------------------------------------------------------------------
        Security:  J32922106
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2009
          Ticker:
            ISIN:  JP3046270009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          Against                        Against
       to the New Securities and  Exchange Law

2      Appoint an Executive Director                             Mgmt          For                            For

3      Appoint a Supplementary Executive Director                Mgmt          For                            For

4.1    Appoint a Supervisory Director                            Mgmt          For                            For

4.2    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864503
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  EGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the addition to Articles of Association           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 KEPPEL LAND LTD, SINGAPORE                                                                  Agenda Number:  701864995
--------------------------------------------------------------------------------------------------------------------------
        Security:  V87778102
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2009
          Ticker:
            ISIN:  SG1R31002210
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors report and audited financial          Mgmt          For                            For
       statements

2.     Declare a final dividend to which the Dividend            Mgmt          For                            For
       Reinvestment Scheme shall apply

3.     Re-elect Mr. Khor Poh Hwa                                 Mgmt          For                            For

4.     Re-elect Mrs. Lee Ai Ming                                 Mgmt          For                            For

5.     Re-elect Mr. Choo Chiau Beng                              Mgmt          For                            For

6.     Re-elect Mr. Teo Soon Hoe                                 Mgmt          For                            For

7.     Approve the Directors fees of SGD 685,000 for             Mgmt          For                            For
       the year ended 31 DEC 2008

8.     Re-appoint Ernst & Young as the Auditors and              Mgmt          For                            For
       authorize the Directors to fix their remuneration

9.     Authorize the Directors to issue shares and               Mgmt          For                            For
       instruments

10.    Authorize the Directors to issue new shares               Mgmt          For                            For
       to shareholders of the Company

11.    Authorize the Directors to allot and issue shares         Mgmt          For                            For
       pursuant to the application of the Dividend
       Reinvestment Scheme

12.    Approve the renewal of the share purchase mandate         Mgmt          For                            For

13.    Approve the renewal of interested persons transaction     Mgmt          For                            For
       mandate

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF AUDITOR NAME. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701769688
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  08-Dec-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'FOR' OR 'AGAINST' ONLY FOR RESOLUTION
       NUMBER 1. THANK YOU

1.     Approve and ratify the Supplemental Agreement             Mgmt          For                            For
       [as specified]; and authorize the Board of
       Directors of the Company to take all such actions
       as it considers necessary or desirable to implement
       the Supplemental Agreement and the transactions,
       for the purposes of this resolution, the terms
       Supplemental Agreement and transactions shall
       have the same definitions as defined in the
       circular to the shareholders of the Company
       dated 18 NOV 2008

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701831489
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  31-Mar-2009
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" FOR THE RESOLUTION
       THANK YOU.

1.     Approve the Master Joint Venture Agreement;               Mgmt          For                            For
       and authorize the Board to take all such actions
       as it considers necessary or desirable to implement
       the Master Joint Venture Agreement and the
       transactions




--------------------------------------------------------------------------------------------------------------------------
 KERRY PPTYS LTD HONG KONG                                                                   Agenda Number:  701878893
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  08-May-2009
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.a    Re-elect Mr. Ma Wing Kai, William as a Director           Mgmt          Against                        Against

3.b    Re-elect Mr. Lau Ling Fai, Herald as a Director           Mgmt          For                            For

3.c    Re-elect Mr. Tse Kai Chi as a Director                    Mgmt          For                            For

4.     Approve to fix Directors' fees [including fees            Mgmt          For                            For
       payable to members of the audit and remuneration
       committees]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.a    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, a) not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       of this resolution; and b) the nominal amount
       of any share capital repurchased by the Company
       subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the issued share capital
       of the Company], otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       option under any share option scheme or similar
       arrangement; or iii) any scrip dividend or
       similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires by the conclusion of the
       next AGM of the Company as required by the
       Bye-laws of the Company or any other applicable
       laws of Bermuda to be held]

6.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing of this resolution; [Authority
       expires by the conclusion of the next AGM of
       the Company as required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.c    Approve, that conditional upon the passing of             Mgmt          Against                        Against
       Resolution 6B, the general mandate granted
       to the Directors of the Company, [pursuant
       to Resolution 6A] and for the time being in
       force to exercise the powers of the Company
       to allot shares be and is hereby extended by
       the addition to the aggregate nominal amount
       of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital repurchased by the Company
       pursuant to Resolution 6B

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701678572
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  04-Sep-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.I    Re-elect Mr. Kuok Khoon Chen as a Director                Mgmt          Against                        Against

1.II   Re-elect Ms. Wong Yu Pok, Marina as a Director            Mgmt          Against                        Against

2.     Ratify and approve the Master Joint Venture               Mgmt          For                            For
       [as specified] and the transactions and authorize
       the Board of Directors of the Company to take
       all such actions as it considers necessary
       or desirable to implement the Master Joint
       Venture Agreement and the transactions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KWG PROPERTY HOLDING LTD                                                                    Agenda Number:  701930845
--------------------------------------------------------------------------------------------------------------------------
        Security:  G53224104
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2009
          Ticker:
            ISIN:  KYG532241042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements and the report of the
       Directors of the Company [the Directors] and
       the Auditors' report of the Company for the
       YE 31 DEC 2008

2.     Declare the final dividend of RMB 3 cents per             Mgmt          For                            For
       share for the YE 31 DEC 2008 to the shareholders
       of the Company

3.A    Re-elect Mr. Kong Jian Min as an Executive Director       Mgmt          For                            For
       of the Company

3.B    Re-elect Mr. Kong Jian Tao as an Executive Director       Mgmt          For                            For
       of the Company

3.C    Re-elect Mr. He Wei Zhi as an Executive Director          Mgmt          For                            For
       of the Company

3.D    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors  fee

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors, during the relevant              Mgmt          Against                        Against
       period [as specified], to allot, issue and
       deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements and options [including but not limited
       to warrants, bonds and debentures convertible
       into shares of the Company] which might require
       the exercise of such power; to make or grant
       offers, agreements and options [including warrants,
       bonds and debentures convertible into shares
       of the Company] which would or might require
       the shares in the capital of the Company to
       be issued or allotted either during or after
       the end of the relevant period [as hereinafter
       defined]; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted or issued [whether
       pursuant to an option or otherwise] by the
       Directors pursuant to the approval in this
       resolution, otherwise than pursuant to: i)
       a Rights Issue [as hereinafter defined]; or
       ii) an issue of shares upon the exercise of
       options which may be granted under any share
       option scheme or under any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       or any other person of shares or rights to
       acquire shares of the Company; or iii) any
       scrip dividend schemes or similar arrangements
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the articles of association of the Company,
       shall not exceed 20% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of the passing of this resolution
       and the said approval shall be limited accordingly;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands to be held]

6.     Authorize the Directors, during the Relevant              Mgmt          For                            For
       Period [as specified], to repurchase shares
       of the Company subject to and in accordance
       with all applicable laws and/or the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [Listing Rules] as amended from time to time,
       to purchase its shares at a price determined
       by the Directors; the aggregate nominal amount
       of the shares of the Company which are authorized
       to be repurchased by the Directors pursuant
       to the approval in this resolution shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       Nos. 5 and 6 of this notice being passed, the
       general mandate granted to the Directors pursuant
       to Resolution No. 5 be extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company purchased by the Company under the
       authority granted pursuant to the Resolution
       No. 6, provided that such amount shall not
       exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701730928
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  AGM
    Meeting Date:  14-Nov-2008
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To receive the financial reports of the Mirvac            Non-Voting    No vote
       Group and MPT and the Directors' reports and
       the Independent Audit report for each entity
       for the YE 30 JUN 2008

       PLEASE NOTE THAT THE RESOLUTIONS 2.A, 2.B, 3              Non-Voting    No vote
       AND 4 ARE OF MIRVAC LIMITED. THANK YOU.

2.a    Re-elect Mr. Peter Hawkins as a Director of               Mgmt          For                            For
       the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

2.b    Re-elect Ms. Penelope Morris AM as a Director             Mgmt          For                            For
       of the Mirvac Limited, who retires by rotation
       in accordance with Clause 10.3 of the Mirvac
       Limited's Constitution

3.     Adopt the remuneration report of the Mirvac               Mgmt          For                            For
       Limited for the YE 30 JUN 2008

4.     Approve, to increase with effect from 01 JUL              Mgmt          For                            For
       2008 the remuneration of Non-Executive Directors
       of the Mirvac Limited for services provided
       to the Mirvac Limited or to any of its controlled
       entities by AUD 250,000 per annum to an aggregate
       maximum sum of AUD 1,450,000 per annum, with
       such remuneration to be divided among the Non-Executive
       Directors in such proportion and manner as
       the Director agree [or in default of agreement,
       equally]

       PLEASE NOTE THAT THE RESOLUTIONS 5 AND 6 ARE              Non-Voting    No vote
       OF MIRVAC LIMITED AND MIRVAC PROPERTY TRUST
       LIMITED. THANK YOU

5.     Approve, for all purposes, including for the              Mgmt          For                            For
       purposes of ASX Listing Rule 10.14 and the
       provision of financial assistance [if any]
       by Mirvac Group, to the participation by Mr.
       Nicholas Collishaw [Managing Director] in Mirvac
       Group's Long Term Performance Plan on the terms
       of that Plan and as specified

6.     Amend the Distribution Reinvestment Plan Rule             Mgmt          For                            For
       6.4 as specified

S.7.A  Ratify and approve for purposes of the Constitution       Mgmt          For                            For
       of the Mirvac Property Trust ARSN 086 780 645,
       ASX Listing Rule 7.4 and for all other purposes,
       the issue of 57,692,307 stapled securities
       to Nakheel Investment (Australia) Pty Ltd and
       its related entities pursuant to a capital
       placement

S.7.B  Ratify and approve for purposes of the Constitution       Mgmt          For                            For
       of the Mirvac Property Trust ARSN 086 780 645,
       ASX Listing Rule 7.4 and for all other purposes,
       the issue of 21,317,910 stapled securities
       to J. P. Morgan Australia Limited as underwriter
       of the Group's Distribution Reinvestment Plan




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701988113
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          Against                        Against

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

3.14   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO.,LTD.                                                                     Agenda Number:  701988101
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of Shares and the Other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

4.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD CHINA LAND LTD NWCL                                                               Agenda Number:  702016937
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6493A101
    Meeting Type:  EGM
    Meeting Date:  29-Jun-2009
          Ticker:
            ISIN:  KYG6493A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve and ratify the master leasing agreement           Mgmt          For                            For
       dated 22 MAY 2009 entered into between the
       Company, New World Department Store China Limited
       and New World Department Store [Investment]
       Limited [the Master Leasing Agreement] [as
       specified] relating to the leasing of premises
       from the Company and its subsidiaries to New
       World Department Store China Limited and its
       subsidiaries and the transactions contemplated;
       the maximum annual rental and management fees
       involved under the Master Leasing Agreement
       as specified; and authorize any 1 Director
       of the Company for and on behalf of the Company
       to execute all such documents, instruments
       and agreements and to do all such acts or things
       incidental to, ancillary to or in connection
       with the matters contemplated under the Master
       Leasing Agreement

2.     Approve the use of the Company's own website              Mgmt          For                            For
       for sending or supplying Corporate communication
       to shareholders of the Company

S.3A   Amend the existing Memorandum of Association              Mgmt          For                            For
       of the Company in the following manner: by
       deleting the phrase "Companies Law [1998 Revision]"
       and substituting therefor "Companies Law [2007
       Revision]" in the heading on page 1, and in
       paragraphs 4, 6 and 7 of the Memorandum of
       Association of the Company

S.3B   Amend the Article 2, 15(c), 28, 44, 167(a),               Mgmt          For                            For
       168, 169 and 173 of the Articles of Association
       of the Company as specified, and by deleting
       the phrase Companies Law [2004 revision] and
       substituting therefor Companies Law [2007 revision]
       in the heading on page 1 of the Articles of
       Association of the Company

S.3C   Approve and adopt, subject to the passing of              Mgmt          For                            For
       Special Resolutions 3(A) and 3(B), the Memorandum
       and Articles of Association of the Company
       contained in the printed document, as specified,
       as the New Memorandum and Articles of Association
       of the Company in substitution for the existing
       Memorandum and Articles of Association of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 NEW WORLD DEV LTD                                                                           Agenda Number:  701955467
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y63084126
    Meeting Type:  EGM
    Meeting Date:  29-May-2009
          Ticker:
            ISIN:  HK0017000149
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       30 APR 2009 entered into between New World
       China Property Limited and Guilherme Holdings
       [Hong Kong] Limited [the "Sale and Purchase
       Agreement"] [a copy of the Sale and Purchase
       Agreement marked "A" has been produced to the
       Meeting and signed by the Chairman of the Meeting
       for the purpose of identification] relating
       to [i] the acquisition of a 52.5% equity interest
       in [Shanghai Trio Property Development Company
       Ltd] by New World China Property Limited from
       Guilherme Holdings [Hong Kong] Limited; and
       [ii] the disposal of a 50% equity interest
       in [Shanghai Juyi Real Estate Development Company
       Ltd] by New World China Property Limited to
       Guilherme Holdings [Hong Kong] Limited, [b]
       authorize any 1 Director of the Company for
       and on behalf of the Company to take all steps
       necessary or expedient in his/her opinion to
       implement and/or give effect to the terms of
       the Sale and Purchase Agreement and all transactions
       contemplated there under and all other matters
       incidental thereto or in connection therewith;
       and [c] and to execute all such documents,
       instruments and agreements and to do all such
       acts or things incidental to, ancillary to
       or in connection with the matters contemplated
       under the Sale and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 NIPPON BUILDING FUND INC, TOKYO                                                             Agenda Number:  701804937
--------------------------------------------------------------------------------------------------------------------------
        Security:  J52088101
    Meeting Type:  EGM
    Meeting Date:  12-Mar-2009
          Ticker:
            ISIN:  JP3027670003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions,               Mgmt          For                            For
       Approve Minor Revisions Related   to the Updated
       Laws and Regulaions

2.1    Appoint an Executive Director                             Mgmt          For                            For

2.2    Appoint an Executive Director                             Mgmt          For                            For

2.3    Appoint a Supervisory Director                            Mgmt          For                            For

2.4    Appoint a Supervisory Director                            Mgmt          For                            For

2.5    Appoint a Supervisory Director                            Mgmt          For                            For

2.6    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701977463
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2009
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend Articles to: Expand Business Lines, Approve         Mgmt          For                            For
       Minor Revisions Related to Dematerialization
       of Shares and the other Updated Laws and Regulations

3.     Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          For                            For

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701923624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  27-May-2009
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For

3.1    Re-elect Mr. Lui Man Shing as a Director, who             Mgmt          For                            For
       retires

3.2    Re-elect Mr. Wong Kai Man as a Director, who              Mgmt          For                            For
       retires

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       fees payable to members of the Audit and Remuneration
       Committees]

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          Against                        Against
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified];
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; and (iv)
       any specific authority; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited [the HKSE] or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time [as the case may be], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held]

6.C    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       6B, the general mandate granted to the Directors
       of the Company and for the time being in force
       to exercise the powers of the Company to allot
       shares, by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       by the Resolution 6B, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 SHIMAO PPTY HLDGS LTD                                                                       Agenda Number:  701933839
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81043104
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2009
          Ticker:
            ISIN:  KYG810431042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements together with the reports of the
       Directors and the Auditor of the Company for
       the YE 31 DEC 2008

2.     Declare a final dividend for the YE 31 DEC 2008           Mgmt          For                            For
       to the shareholders of the Company

3.i    Re-elect Mr. Hui Sai Tan, Jason as an Executive           Mgmt          For                            For
       Director of the Company

3.ii   Re-elect Ms. Kan Lai Kuen, Alice as an Independent        Mgmt          For                            For
       Non-Executive Director of the Company

3.iii  Re-elect Mr. Gu Yunchang as an Independent Non-Executive  Mgmt          For                            For
       Director of the Company

3.iv   Re-elect Mr. Lam Ching Kam as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company

3.v    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.     Authorize the Directors of the Company [Director]         Mgmt          Against                        Against
       to allot, issue and otherwise deal with additional
       ordinary shares of the Company or securities
       convertible into shares, or options, warrants
       or similar rights to subscribe for any shares
       and to make or grant offers, agreements and
       options which would or might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws, of this resolution
       shall be in addition during and after the relevant
       period and the aggregate nominal amount of
       the share capital allotted, issued or otherwise
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued or otherwise dealt with
       [whether pursuant to an option or otherwise]
       by the Directors otherwise than pursuant to:
       i) a rights issue [as specified]; or ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of any option granted under the share option
       scheme or similar arrangement for the time
       being adopted or to be adopted for the grant
       or issue to officers and/or employees of the
       Company and/or any of its subsidiaries, of
       options to subscribe for, or rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company
       [Articles] in force from time to time, shall
       not exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

6.     Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [Stock Exchange] or any other stock exchange
       on which the shares of the Company have been
       or may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purposes, subject to and in accordance
       with all applicable laws and requirements,
       of the Rules Governing the Listing of Securities
       on the Stock Exchange as amended from time
       to time [Listing Rules], during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles to be held]

7.     Approve, conditional upon Resolutions 5 and               Mgmt          Against                        Against
       6, the aggregate nominal amount of the share
       capital of the Company which shall have been
       repurchased by the Company under the authority
       granted to the Directors as in Resolution 6
       [up to a maximum of 10% of the aggregate nominal
       amount of the share capital of the Company
       as in Resolution 6] shall be added to the aggregate
       nominal amount of the share capital that may
       be allotted, issued or otherwise dealt with,
       or agreed conditionally and unconditionally
       to be allotted, issued or otherwise dealt with
       by the Directors pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON LD LTD                                                                              Agenda Number:  701933853
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81151113
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2009
          Ticker:
            ISIN:  KYG811511131
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANKS YOU.

1.     Receive the financial statements and the reports          Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Vincent H. S. Lo as a Director               Mgmt          For                            For

3.b    Re-elect Sir John R. H. Bond as a Director                Mgmt          Against                        Against

3.c    Re-elect Dr. Edgar W. K. Cheng as a Director              Mgmt          For                            For

3.d    Re-elect Dr. Roger L. McCarthy as a Director              Mgmt          For                            For

3.e    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-the appoint Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.a    Authorize the Directors of the Company, in addition       Mgmt          Against                        Against
       to any other authorizations given to the Directors,
       to allot, issue and deal with additional shares
       of the Company [the "Shares"] or securities
       convertible into Shares, or options, warrants
       or similar rights to subscribe for any Shares,
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers, provided that the aggregate nominal
       amount of share capital of the Company allotted
       [whether pursuant to an option or otherwise]
       and issued by the Directors shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution, otherwise
       than pursuant to: [i] a Rights Issue; [ii]
       the exercise of the rights of subscription
       or conversion attaching to any warrants issued
       by the Company or any securities which are
       convertible into Shares; [iii] the exercise
       of any options granted under any Share Option
       Scheme adopted by the Company or similar arrangement;
       [iv] any scrip dividend or similar arrangement
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company and the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands and other relevant
       jurisdiction to be held]

5.b    Authorize the Directors to repurchase Shares              Mgmt          For                            For
       on The Stock Exchange of Hong Kong Limited
       [the "Stock Exchange"] or on any other Stock
       Exchange on which the Shares may be listed
       and recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange, subject to and in accordance
       with all applicable laws and regulations, provided
       that the aggregate nominal amount of the Shares
       which may be repurchased by the Company shall
       not exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company and the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       laws of the Cayman Islands or other relevant
       jurisdiction to be held]

5.c    Approve to extend the authority given to the              Mgmt          Against                        Against
       Directors to allot, issue or otherwise deal
       with securities of the Company pursuant to
       Resolution 5A by the addition thereto an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5B, provided that such
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this resolution

6.     Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange granting
       and agreeing to grant listing of, and permission
       to deal in, the Bonus Shares: a sum of USD1,046,399.29
       being part of the amount standing to the credit
       of share premium account of the Company, or
       such larger sum as may be necessary to give
       effect to the bonus issue of shares pursuant
       to this resolution, be capitalized and authorize
       Directors to apply such sum in paying up in
       full at par not less than 418,559,717 unissued
       shares ["Bonus Shares"] of USD 0.0025 each
       in the capital of the Company, and that such
       Bonus Shares shall be allotted and distributed,
       credited as fully paid up, to and amongst those
       shareholders whose names appear on the register
       of Members of the Company on 04 JUN 2009 [the
       "Record Date"] on the basis of one Bonus Share
       for every ten existing issued shares of USD0.0025
       each in the capital of the Company held by
       them respectively on the Record Date; the shares
       to be issued pursuant to this resolution shall,
       subject to the Memorandum and Articles of Association
       of the Company, rank pari passu in all respects
       with the shares of USD 0.0025 each in the capital
       of the Company in issue on the Record Date,
       except that they will not rank for the bonus
       issue of shares mentioned in this resolution
       and for any dividend declared or recommended
       by the Company in respect of the FYE 31 DEC
       2008; and to authorize the Directors to do
       all acts and things as any be necessary and
       expedient in connection with the allotment
       and issue of the Bonus Shares, including, but
       not limited to, determining the amount to be
       capitalized out of share premium account and
       the number of Bonus Shares to be allotted and
       distributed in the manner referred to in this
       resolution

       Transact other business [if any]                          Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701709517
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  21-Oct-2008
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors' report and the financial statements
       for the YE 30 JUN 2008, together with the Independent
       Auditor's report

       PLEASE NOTE THAT THE RESOLUTIONS 2 AND 3 ARE              Non-Voting    No vote
       THE RESOLUTIONS OF THE COMPANY. THANK YOU

2.     Re-elect Mr. Peter Scott as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Constitution

3.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2008

       PLEASE NOTE THAT THE RESOLUTIONS 4 AND 5 ARE              Non-Voting    No vote
       THE RESOLUTIONS OF THE COMPANY AND THE TRUST.
       THANK YOU

4.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a] the participation in the Stockland Performance
       Rights Plan by Mr. M. Quinn, Managing Director
       as to 723,000 performance rights; and b] the
       acquisition accordingly by Mr. M. Quinn of
       those performance rights and, in consequence
       of vesting of those performance rights, of
       Stockland Stapled Securities, in accordance
       with the Stockland Performance Rights Plan
       Rules as amended from time to time and on the
       basis as specified

5.     Approve for, all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of ASX Limited for:
       a] the participation in the Stockland Performance
       Rights Plan by Mr. H. Thorburn, the Finance
       Director as to 296,000 performance rights;
       and b] the acquisition accordingly by Mr. H.
       Thorburn of those performance rights and, in
       consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO.,LTD.                                                      Agenda Number:  701988529
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2009
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to Dematerialization of    Shares and the other
       Updated Laws and Regulations

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

4.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.2    Appoint a Corporate Auditor                               Mgmt          For                            For

4.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  701731451
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  04-Dec-2008
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 30 JUN 2008

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Madam Kwong Siu-Hing as a Director               Mgmt          For                            For

3.I.B  Re-elect Dr. Cheung Kin-Tung, Marvin as a Director        Mgmt          For                            For

3.I.C  Re-elect Dr. Lee Shau-Kee as a Director                   Mgmt          For                            For

3.I.D  Re-elect Mr. Kwok Ping-Sheung, Walter as a Director       Mgmt          For                            For

3.I.E  Re-elect Mr. Kwok Ping-Luen, Raymond as a Director        Mgmt          For                            For

3.I.F  Re-elect Mr. Chan Kai-Ming as a Director                  Mgmt          For                            For

3.I.G  Re-elect Mr. Wong Yick-Kam, Michael as a Director         Mgmt          For                            For

3.I.H  Re-elect Mr. Wong Chik-Wing, Mike as a Director           Mgmt          For                            For

3.II   Approve to fix the Directors' fees [the proposed          Mgmt          For                            For
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2009 are HKD100,000, HKD110,000 and
       HKD120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution




--------------------------------------------------------------------------------------------------------------------------
 TAI CHEUNG HLDGS LTD                                                                        Agenda Number:  701661046
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8659B105
    Meeting Type:  AGM
    Meeting Date:  04-Sep-2008
          Ticker:
            ISIN:  BMG8659B1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       and the reports of the Directors and the Auditor
       for the YE 31 MAR 2008

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Ms. Ivy Sau Ching Chan as a Director             Mgmt          For                            For

3.b    Re-elect Mr. Joseph Wing Siu Cheung as a Director         Mgmt          For                            For

3.c    Approve to fix the Directors' fees                        Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditor of the Company at a fee to be agreed
       by the Directors

5.     Authorize the Directors of the Company during             Mgmt          For                            For
       the relevant period to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       (Stock Exchange) or on any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of the passing
       of this Resolution, and the said approval shall
       be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company or
       any applicable law to be held]

6.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with any unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures, notes and any securities]
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of share
       capital of the Company as at the date of the
       passing of this resolution, and the said approval
       shall be limited accordingly, otherwise than
       pursuant to: i) a Rights Issue; ii) an issue
       of shares as scrip dividends in accordance
       with the Bye-Laws of the Company from time
       to time; or iii) an issue of shares upon the
       exercise of rights of subscription or conversion
       under the terms of any bonds, warrants, debenture,
       notes and any securities which carry rights
       to subscribe for or are convertible into shares
       of the Company; or iv) an issue of shares under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to the grantees as specified in such Scheme
       or Similar Arrangement of shares or rights
       to acquire shares of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period with in which the next AGM of the
       Company or any applicable law to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       any unissued shares and to make or grant offers,
       agreements and options which might require
       the exercise of such powers pursuant to Ordinary
       Resolution 6 by the addition thereto of an
       amount representing the aggregate nominal amount
       of shares in the capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Ordinary Resolution 5, provided
       that such amount of shares shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of the passing of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701652578
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  29-Jul-2008
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To note the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust [The
       Link REIT] together with the Auditors' report
       for the FYE 31 MAR 2008

2.     To note the appointment of the Auditors of The            Non-Voting    No vote
       Link REIT and the fixing of their remuneration

3.A    Re-appoint Mr. Ian David Murray ROBINS, Director          Mgmt          For                            For
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.B    Re-appoint Mr. Ian Keith GRIFFITHS, Director              Mgmt          For                            For
       of The Link Management Limited, as a Manager
       of the Link REIT [the Manager], who retires
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.C    Re-appoint Professor Richard WONG Yue Chim,               Mgmt          For                            For
       Director of The Link Management Limited, as
       a Manager of the Link REIT [the Manager], who
       retires pursuant to Article 121 of the Articles
       of Association of the Manager

4.A    Re-elect Dr. Patrick FUNG Yuk Bun as a Director           Mgmt          For                            For
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

4.B    Re-elect Mr. Stanley KO Kam Chuen as a Director           Mgmt          For                            For
       of the Manager, who will retire by rotation
       pursuant to Article 125 of the Articles of
       Association of the Manager

5.     Authorize the Managers, to make on-market repurchase      Mgmt          For                            For
       of the units of The Link REIT on the Stock
       Exchange of Hong Kong Limited, subject to and
       in accordance with the trust deed constituting
       The link REIT [the Trust Deed], the laws of
       Hong Kong, the Code on Real Estate Investment
       Trusts [ the REIT Code] and the guidelines
       issued by the Securities and Futures Commission
       of Hong Kong from time to time and the terms,
       not exceeding 10% of the total number of units
       of The Link REIT in issue at the date of passing
       this resolution, as specified; [Authority expires
       the earlier at the conclusion of the next AGM
       of The Link REIT or the expiration of the period
       within which the next AGM of the Company is
       to be held by Trust Deed, the REIT Code or
       any applicable law of Bermuda]




--------------------------------------------------------------------------------------------------------------------------
 TOKYO TATEMONO CO.,LTD.                                                                     Agenda Number:  701827531
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88333117
    Meeting Type:  AGM
    Meeting Date:  27-Mar-2009
          Ticker:
            ISIN:  JP3582600007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please reference meeting materials.                       Non-Voting    No vote

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Approve Payment of Bonuses to Directors                   Mgmt          For                            For

3.     Amend the Articles of Incorporation                       Mgmt          For                            For

4.1    Appoint a Director                                        Mgmt          For                            For

4.2    Appoint a Director                                        Mgmt          For                            For

4.3    Appoint a Director                                        Mgmt          For                            For

4.4    Appoint a Director                                        Mgmt          For                            For

4.5    Appoint a Director                                        Mgmt          For                            For

4.6    Appoint a Director                                        Mgmt          For                            For

4.7    Appoint a Director                                        Mgmt          For                            For

4.8    Appoint a Director                                        Mgmt          For                            For

4.9    Appoint a Director                                        Mgmt          For                            For

4.10   Appoint a Director                                        Mgmt          For                            For

4.11   Appoint a Director                                        Mgmt          For                            For

4.12   Appoint a Director                                        Mgmt          For                            For

4.13   Appoint a Director                                        Mgmt          For                            For

4.14   Appoint a Director                                        Mgmt          For                            For

4.15   Appoint a Director                                        Mgmt          For                            For

4.16   Appoint a Director                                        Mgmt          For                            For

4.17   Appoint a Director                                        Mgmt          For                            For

4.18   Appoint a Director                                        Mgmt          For                            For

5.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

6.     Approve Provision of Retirement Allowance for             Mgmt          For                            For
       Retiring Directors




--------------------------------------------------------------------------------------------------------------------------
 TOKYU REIT INC, TOKYO                                                                       Agenda Number:  701836388
--------------------------------------------------------------------------------------------------------------------------
        Security:  J88914106
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2009
          Ticker:
            ISIN:  JP3044510000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Amend Articles to: Approve Minor Revisions Related        Mgmt          For                            For
       to the Updated Laws and    Regulaions, Expand
       Investment Lines

2      Appoint an Executive Director                             Mgmt          For                            For

3.1    Appoint a Supervisory Director                            Mgmt          For                            For

3.2    Appoint a Supervisory Director                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701899532
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  06-May-2009
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 548351 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT BELOW RESOLUTIONS ARE FOR WESTFIELD      Non-Voting    No vote
       HOLDINGS LIMITED. THANK YOU.

1.     To discuss the Company's financial statements             Non-Voting    No vote
       and reports for the YE 31 DEC 2008

2.     Approve the Company's remuneration report for             Mgmt          For                            For
       the FYE 31 DEC 2008

3.     Re-elect Mr. Roy L. Furman, as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

4.     Re-elect Mr. Stephen P. Johns as a Director               Mgmt          Against                        Against
       of the Company, who retires by rotation in
       accordance with the Company's Constitution

5.     Re-elect Mr. Steven M. Lowy as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company's Constitution

6.     Elect Mr. Lord [Peter] H. Goldsmith QC PC as              Mgmt          For                            For
       a Director of the Company

7.     Elect Mr. Brian M. Schwartz AM as a Director              Mgmt          For                            For
       of the Company

       PLEASE NOTE THAT BELOW RESOLUTION IS FOR WESTFIELD        Non-Voting    No vote
       TRUST AND WESTFIELD AMERICA TRUST [TRUSTS].
       THANK YOU.

S.8    Approve, the issue of 276,190,500 stapled securities      Mgmt          For                            For
       each comprising a share in Westfield Holdings
       Limited, a unit in Westfield Trust and a unit
       in Westfield America Trust [Stapled Security],
       to certain institutional and sophisticated
       investor at AUD 10.50 per stapled security
       issued on 12 FEB 2009 as specified

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT ANY INDIVIDUAL OR RELATED PARTY          Non-Voting    No vote
       TO ANY SPECIFIC VOTE EXCLUSION WHICH HAS OBTAINED
       BENEFIT OR DOES EXPECT TO OBTAIN FUTURE BENEFIT
       SHOULD NOT VOTE [OR VOTE 'ABSTAIN'] FOR THE
       RELEVANT PROPOSAL ITEMS. THANK YOU.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Asia Pacific Realty Shares, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/21/2009